Document and Entity Information	Feb. 18, 2025
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Feb. 18, 2025
Entity File Number	001-36305
Entity Registrant Name	SEMLER SCIENTIFIC, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-1367393
Entity Address, Address Line One	2340-2348 Walsh Avenue, Suite 2344
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95051
City Area Code	877
Local Phone Number	774-4211
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	SMLR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001554859
Amendment Flag	false